UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment |_|;       Amendment Number: ___
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3Bridge Capital LLC
Address: 650 California Street, 30th Floor
         San Francisco, CA  94108

Form 13F File Number: 28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

                  Steven E. Cutcliffe        San Francisco, CA       11/07/2002
                  -------------------        -----------------       ----------
                  [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                  --------

Form 13F Information Table Entry Total:                 67
                                                  --------

Form 13F Information Table Value Total:            $58,612
                                                  --------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                                 3Bridge Capital
                                    FORM 13F
                               September 30, 2002

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole  Shared    None
---------------------------- --------   ----------      ---------    ---------  --- ---- ----------------       --------------------
AFLAC Inc                       COM      001055102          571        18,600   SH       SOLE                   6,800         11,800
AT&T Corp                       COM      001957109          503        41,854   SH       SOLE                       0         41,854
Albertsons Inc                  COM      013104104          489        18,175   SH       SOLE                       0         18,175
American Intl Grp               COM      026874107        2,977        54,426   SH       SOLE                  19,432         34,994
Anheuser Busch Cos              COM      035229103          787        15,552   SH       SOLE                       0         15,552
Apex Mortgage                   COM      037564101          147        13,100   SH       SOLE                       0         13,100
Bank of America                 COM      060505104          671        10,515   SH       SOLE                       0         10,515
Berkshire Hathaway Cl A         COM      084670108        1,995            27   SH       SOLE                      27              0
Block H&R                       COM      093671105          294         7,000   SH       SOLE                       0          7,000
Boston Properties Inc           COM      101121101          446        12,000   SH       SOLE                       0         12,000
ChevronTexaco                   COM      166764100          512         7,400   SH       SOLE                       0          7,400
Cisco Sys Inc                   COM      17275R102          189        18,082   SH       SOLE                       0         18,082
CIT Group Inc.                  COM      125581108          223        12,400   SH       SOLE                       0         12,400
Citigroup Inc                   COM      172967101          478        16,121   SH       SOLE                       0         16,121
Clorox Co                       COM      189054109          261         6,500   SH       SOLE                       0          6,500
Coca Cola Co                    COM      191216100        1,300        27,096   SH       SOLE                   9,196         17,900
Colgate Palmolive               COM      194162103        3,325        61,622   SH       SOLE                  25,447         36,175
Computer Sciences               COM      205363104          250         9,000   SH       SOLE                       0          9,000
ConocoPhillips                  COM      20825C104          535        11,580   SH       SOLE                       0         11,580
Costco Wholesale                COM      22160K105          584        18,055   SH       SOLE                       0         18,055
Dell Computer                   COM      247025109          770        32,739   SH       SOLE                   8,764         23,975
E Trade Grp                     COM      269246104          476       106,955   SH       SOLE                       0        106,955
Exxon Mobil Corp                COM      30231G102          704        22,060   SH       SOLE                   6,928         15,132
Fed Home Ln Mtg                 COM      313400301        1,322        23,656   SH       SOLE                  11,291         12,365
Federal Natl Mtg                COM      313586109        1,802        30,270   SH       SOLE                  15,445         14,825
Franklin Res                    COM      354613101          770        24,754   SH       SOLE                   8,568         16,186
General Electric                COM      369604103        3,926       159,257   SH       SOLE                  66,045         93,212
Home Depot Inc                  COM      437076102          312        11,965   SH       SOLE                       0         11,965
Honeywell Intl                  COM      438516106          230        10,600   SH       SOLE                       0         10,600
Household Intl                  COM      441815107          311        11,000   SH       SOLE                       0         11,000
IBM Corp                        COM      459200101          341         5,855   SH       SOLE                   3,855          2,000
Intel Corp                      COM      458140100        1,548       111,477   SH       SOLE                  44,650         66,827
Johnson & Johnson               COM      478160104        1,516        28,035   SH       SOLE                  17,317         10,718
Kimberly Clark                  COM      494368103          640        11,300   SH       SOLE                       0         11,300
Kraft Foods                     COM      50075N104          665        18,240   SH       SOLE                       0         18,240
Liberty Media                   COM      530718105          722       100,600   SH       SOLE                  43,700         56,900
Lockheed Martin                 COM      539830109        1,010        15,775   SH       SOLE                       0         15,775
Microsoft Corp                  COM      594918104        1,040        23,766   SH       SOLE                  13,835          9,931
NASDAQ 100 Tr Unit              COM      631100104          300        14,465   SH       SOLE                   9,665          4,800
Nike Inc.                       COM      654106103          291         6,750   SH       SOLE                       0          6,750
Nuance Communications Com       COM      669967101           68        23,050   SH       SOLE                       0         23,050
Office Depot                    COM      676220106        1,960       158,800   SH       SOLE                  63,200         95,600
Officemax Inc                   COM      67622M108           60        14,700   SH       SOLE                       0         14,700
Omnicom Group                   COM      681919106        1,710        30,705   SH       SOLE                  11,255         19,450
Oracle Corp                     COM      68389X105          827       105,256   SH       SOLE                       0        105,256
Park Place Ent.                 COM      700690100        1,100       138,350   SH       SOLE                  54,550         83,800
Pepsico Inc                     COM      713448108        2,336        63,215   SH       SOLE                  23,915         39,300
Pfizer Inc                      COM      717081103          314        10,810   SH       SOLE                       0         10,810
Procter & Gamble                COM      742718109        2,068        23,135   SH       SOLE                   6,265         16,870
Providian Finl                  COM      74406A102          138        28,075   SH       SOLE                  12,075         16,000
Rite Aid                        COM      767754104           90        42,900   SH       SOLE                  11,600         31,300
SPDR Tr                      UNIT SER 1  78462F103          336         4,105   SH       SOLE                   2,600          1,505
Schering Plough Corp            COM      806605101          743        34,850   SH       SOLE                  18,330         16,520
Solectron Corp                  COM      834182107          306       144,976   SH       SOLE                  55,852         89,124
State Street Corp               COM      857477103          692        17,900   SH       SOLE                       0         17,900
Storage Tech                    COM      862111200          111        10,560   SH       SOLE                       0         10,560
Sun Microsystems                COM      866810104          466       179,842   SH       SOLE                 175,842          4,000
Tenet Healthcare                COM      88033G100          557        11,262   SH       SOLE                       0         11,262
Tyco Intl Ltd                   COM      902124106          492        34,863   SH       SOLE                  14,145         20,718
US Industries Inc               COM      912080108           27        11,600   SH       SOLE                       0         11,600
Vodafone                        COM      92857W100          281        21,900   SH       SOLE                  10,935         10,965
Wal Mart Stores                 COM      931142103          824        16,730   SH       SOLE                   8,680          8,050
Walgreen Co                     COM      931422109        3,616       117,570   SH       SOLE                  43,170         74,400
Washington Mutual               COM      939322103          481        15,300   SH       SOLE                       0         15,300
Wellpoint Health                COM      94973H108          423         5,775   SH       SOLE                       0          5,775
Wells Fargo & Co                COM      949746101        2,633        54,675   SH       SOLE                  20,225         34,450
Yum! Brands                     COM      988498101          720        25,980   SH       SOLE                   8,380         17,600
                                         Total          $58,612